SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y D	Dec. 31, 2010	Dec. 31, 2009
Interest costs incurred
Total interest incurred	$ 37,459,515	$ 35,754,067	$ 28,527,579
Less: Interest capitalized	2,438,575	1,801,941	1,432,500
Interest expenses	35,020,940	33,952,126	27,095,079
Prepaid land use right
Period over which land use rights are charged to income (in years)	50
Income taxes
Minimum percentage of likelihood of realization of tax benefits on settlement	50.00%
Revenue recognition
Maximum credit term to customers (in days)	90
Shipping and handling costs
Shipping and handling costs relating to solar module sales	45,498,328	39,159,748	11,950,752
Shipping and handling costs relating to inventory purchases	469,416	810,783	844,385
Government grants
Earned grants recorded as reductions of research and development expenses	411,970	699,228	581,298
Government grants received for assets	2,315,542	7,454,208	7,476,804
Amount of government grant recognized as an offset to depreciation expense	4,833,562	4,480,108	1,160,699
Unrestricted cash government subsidies received	$ 8,045,834	$ 321,519	$ 2,329,593
Buildings
Property and equipment, net
Estimated useful life, low end of range (in years)	10
Estimated useful life, high end of range (in years)	20
Plant and machinery
Property and equipment, net
Estimated useful life, low end of range (in years)	5
Estimated useful life, high end of range (in years)	10
Motor vehicles
Property and equipment, net
Estimated useful life, low end of range (in years)	3
Estimated useful life, high end of range (in years)	5
Electronic equipment, furniture and fixtures
Property and equipment, net
Estimated useful life, low end of range (in years)	3
Estimated useful life, high end of range (in years)	5